Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 114,993,000	$ 127,032,000
Accounts receivable, net of allowance of $9,131 (December 31, 2018 - $30,789)	393,945,000	455,232,000
Contract assets (note 25)	42,772,000	99,468,000
Income tax recoverable	10,435,000	13,090,000
Prepaid expenses and other current assets(note 7)	145,171,000	62,474,000
Real estate assets held for sale (note 4) - current	10,741,000
Total current assets	718,057,000	757,296,000
Other receivables	16,678,000	12,088,000
Contract assets (note 25)	6,162,000	10,964,000
Other assets (note 7)	69,510,000	63,730,000
Fixed assets (note 9)	107,197,000	93,483,000
Operating lease right-of-use assets (note 8)	263,639,000
Deferred income tax, net (note 18)	37,420,000	34,195,000
Intangible assets (note 10)	477,454,000	497,930,000
Goodwill (note 11)	949,221,000	887,894,000
Real estate assets held for sale (note 4) - noncurrent	247,376,000
Total noncurrent assets	2,174,657,000	1,600,284,000
Total assets	2,892,714,000	2,357,580,000
Current liabilities
Accounts payable and accrued expenses	261,910,000	251,375,000
Accrued compensation	495,374,000	469,563,000
Income tax payable	15,756,000	30,034,000
Contract liabilities (note 25)	24,133,000	28,773,000
Long-term debt - current (note 12)	4,223,000	1,834,000
Contingent acquisition consideration - current (note 22)	16,813,000	17,122,000
Operating lease liabilities (note 8) - current	69,866,000
Liabilities related to real estate assets held for sale (note 4) - current	36,191,000
Total current liabilities	924,266,000	798,701,000
Long-term debt - non-current (note 12)	607,181,000	670,289,000
Contingent acquisition consideration (note 22)	68,180,000	76,743,000
Deferred rent		27,137,000
Operating lease liabilities (note 8) - noncurrent	229,224,000
Other liabilities	31,693,000	21,826,000
Deferred income tax, net (note 18)	28,018,000	27,550,000
Liabilities related to real estate assets held for sale (note 4) - noncurrent	127,703,000
Total noncurrent liabilities	1,091,999,000	823,545,000
Redeemable non-controlling interests (note 15)	359,150,000	343,361,000
Shareholders' equity
Common shares (note 16)	442,153,000	415,805,000
Contributed surplus	60,706,000	54,717,000
Retained earnings (deficit)	77,181,000	(21,751,000)
Accumulated other comprehensive loss	(67,164,000)	(61,218,000)
Total Company shareholders' equity	512,876,000	387,553,000
Non-controlling interests	4,423,000	4,420,000
Total shareholders' equity	517,299,000	391,973,000
Total liabilities and shareholders' equity	$ 2,892,714,000	$ 2,357,580,000